Offerings - Offering: 1	Oct. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	23.55
Maximum Aggregate Offering Price	$ 141,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,513.53
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-3 (the "Registration Statement") also covers such indeterminable number of additional shares of Class A common stock, par value $0.001 per share (the "Class A Common Stock"), of Guardian Pharmacy Services, Inc., a Delaware corporation (the "Company"), that may become issuable by reason of any stock split, stock dividend, recapitalization, or similar transaction that is effected without the receipt of consideration and results in an increase in the number of shares of Class A Common Stock that are outstanding. The proposed maximum offering price per unit and maximum aggregate offering price are estimated solely for calculating the amount of the registration fee, pursuant to Rule 457(c) of the Securities Act, on the basis of the average ($23.55) of the high ($23.81) and low ($23.30) sale prices of shares of Class A Common Stock on the New York Stock Exchange on October 7, 2025, which date is within five business days prior to the filing of this Registration Statement.